Transactions with Related Parties	6 Months Ended
Jun. 30, 2025
Transactions with Related Parties [Abstract]
Transactions with Related Parties
3.         Transactions with Related Parties:

(a)   Castor Ships:

From the date of the delivery of Company’s vessels and until June 30, 2022, Castor Ships provided the vessel-owning Company’s subsidiaries with commercial ship management, chartering and administrative services, including, but not limited to, securing employment for the vessels, arranging and supervising the vessels’ commercial functions, handling all vessel sale and purchase transactions, undertaking related shipping project and management advisory and support services, as well as other associated services requested from time to time by such Company’s subsidiaries (the “Ship Management Agreements”). In exchange for these services, the relevant Company’s subsidiaries each paid Castor Ships (i) a daily fee of $250 per vessel for the provision of the services under the Ship Management Agreements, (ii) a commission of 1.25% on all charter agreements arranged by Castor Ships and (iii) a commission of 1% on each vessel sale and purchase transaction.

Effective July 1, 2022, Castor Maritime Inc. (“Castor”), the parent company of Toro before the completion of the spin off of Toro from Castor on March 7, 2023, along with its subsidiaries entered into an amended and restated master management agreement with Castor Ships (as amended or supplemented from time to time, the “Castor’s Amended and Restated Master Management Agreement”). Under such agreement, Castor Ships agreed to provide the Company with a broad range of management services such as crew management, technical management, operational employment management, insurance management, provisioning, bunkering, accounting and audit support services, commercial, chartering and administrative services, including, but not limited to, securing employment for the Company’s fleet, arranging and supervising the vessels’ commercial operations, providing technical assistance where requested in connection with the sale of a vessel, negotiating loan and credit terms for new financing upon request and providing cybersecurity and general corporate and administrative services, among other matters, which it may choose to subcontract to other parties at its discretion. Castor Ships generally is not liable to the Company for any loss, damage, delay, or expense incurred during the provision of the foregoing services, except insofar as such events arise from Castor Ships or its employees’ fraud, gross negligence, or willful misconduct (for which our recovery will be limited to two times the Flat Management Fee, as defined below).

Until March 7, 2023, in exchange for these services, the Company paid Castor Ships (i) a flat quarterly management fee for the management and administration of their business (the “Flat Management Fee”) in the amount of $0.75 million, (ii) a commission of 1.25% on all gross income received from the operation of their vessels, and (iii) a commission of 1% on each consummated sale and purchase transaction. In addition, each of the Company’s subsidiaries paid Castor Ships a daily fee of $975 per vessel for the provision of commercial and technical ship management services provided under the ship management agreements (the “Ship Management Fee”). The Ship Management Fee and Flat Management Fee were adjusted annually for inflation on each anniversary of the effective date of the Castor’s Amended and Restated Master Management Agreement. The Company’s subsidiaries will also reimburse Castor Ships for extraordinary fees and costs, such as the costs of extraordinary repairs, maintenance, or structural changes to their vessels. On March 7, 2023, Toro and its subsidiaries entered into a master management agreement with Castor Ships with respect to its vessels in substantially the same form as Castor’s Amended and Restated Master Management Agreement (as amended or supplemented from time to time, the “Toro’s Amended and Restated Master Management Agreement”). The Ship Management Fee and Flat Management Fee are adjusted annually for inflation on the 1st of July of each year in accordance with the terms of the Toro’s Amended and Restated Master Management Agreement and (i) the Ship Management Fee increased from $975 per vessel per day to $1,039 per vessel per day and the Flat Management Fee increased from $0.75 million to $0.8 million effective July 1, 2023 and (ii) the Ship Management Fee increased from $1,039 per vessel per day to $1,071 per vessel per day and the Flat Management Fee increased from $0.8 million to $0.82 million effective July 1, 2024. In addition to the Ship Management Fee and Flat Management Fee, effective July 1, 2024, Castor Ships charges and collects (i) a chartering commission for and on behalf of Castor Ships and/or on behalf of any third-party broker(s) involved in the trading of its vessel, on all gross income received by its shipowning subsidiary arising out of or in connection with the operation of its vessel for distribution among Castor Ships and any third-party broker(s), which, when calculated together with any address commission that any charterer of its vessel is entitled to receive, will not exceed the aggregate rate of 6.25% on the vessel’s gross income and (ii) a sale and purchase brokerage commission at the rate of 1% on each consummated transaction applicable to the total consideration of acquiring or selling: (a) a vessel or (b) the shares of a ship owning entity owning vessel(s) or (c) shares and/or other securities with an aggregate purchase or sale value, as the case may be, of an amount equal to, or in excess of, $10,000,000 issued by an entity engaged in the maritime industry. The Toro’s Amended and Restated Master Management Agreement has a term of eight years from its effective date and this term automatically renews for a successive eight-year term on each anniversary of the effective date, starting from the first anniversary of its effective date, unless the agreements are terminated earlier in accordance with the provisions contained therein, in which case the payment of a termination fee equal to seven times the total amount of the Flat Management Fee calculated on an annual basis may be due in certain circumstances. As part of the Spin-Off, Robin entered into a master management agreement with Castor Ships with respect to its vessels in largely the same form as Toro’s Amended and Restated Master Management Agreement including (i) the flat quarterly management fee for the management and administration of Robin’s business in the amount of $0.2 million and (ii) the charge and collection of a capital raising commission at the rate of 1% on all gross proceeds per consummated transaction raised by the Company in the capital and debt markets. In exchange for the management services, effective July 1, 2025, Castor Ships charges and collects (i) a chartering commission for and on behalf of Castor Ships and/or on behalf of any third-party broker(s) involved in the trading of the Company’s vessels, on all gross income received by the Company’s shipowning subsidiaries arising out of or in connection with the operation of the Company’s vessels for distribution among Castor Ships and any third-party broker(s), which, when calculated together with any address commission that any charterer of any of the Company’s vessels is entitled to receive, will not exceed the aggregate rate of 6.25% on each vessel’s gross income, (ii) a sale and purchase brokerage commission at the rate of 1% on each consummated transaction applicable to the total consideration of acquiring or selling: (a) a vessel (secondhand or newbuilt),  or (b) the shares of a ship owning entity owning vessel(s) or (c) shares and/or other securities(including equity, debt and loan instruments), and (iii) a capital raising commission at the rate of 1% on all gross proceeds of each capital raising transaction completed by the Company including, without limitation, any equity, debt or loan transactions, operating leasing transactions,  stand-alone derivative and/or swap agreements, other financing arrangements of a similar nature or any refinancing or restructuring thereof.

As of December 31, 2022, in accordance with the provisions of the Castor’s Amended and Restated Master Management Agreement, Castor Ships had subcontracted to a third-party ship management company the technical management of all the Company’s vessels. Castor Ships pays, at its own expense, the third-party technical management company a fee for the services it has subcontracted to such company without any additional cost to Toro. In accordance with the provisions of the Toro’s Amended and Restated Master Management Agreement, Castor Ships has provided the technical management of M/T Wonder Mimosa since June 7, 2023.

During the six months ended June 30, 2024 and 2025, the Company’s subsidiaries were charged the following fees and commissions by Castor Ships (i) management fees amounting to $189,098 and $193,851, respectively, and (ii) charter hire commissions amounting to $50,221 and $116,068, respectively. During the six months ended June 30, 2024 and 2025, the Company was charged capital raising commissions by Castor Ships amounting to $0 and $171,570, respectively (Note 6).

In addition, until April 14, 2025, part of the general and administrative expenses incurred by Toro has been allocated on a pro rata basis within ‘General and administrative expenses’ of the Company based on the proportion of the number of ownership days of the Company’s subsidiaries’ vessels to the total ownership days of Toro’s fleet. These expenses consisted mainly of administration costs charged by Castor Ships, investor relations, legal, audit and consultancy fees and stock based compensation cost. For further details of the allocation, please refer to the combined carve-out financial statements and related notes included elsewhere in the 2024 Annual report. During the six months ended June 30, 2024, and the period from January 1 through April 14, 2025, the above mentioned administration fees charged by Castor Ships to Toro that were allocated to the Company amounted to $79,619 and $50,757, respectively and are included in ‘General and administrative expenses’ in the accompanying unaudited interim condensed consolidated statements of comprehensive income. For the period from April 14 through June 30, 2025, the Company recognized as pro rata allocation of days of Flat Management Fee in the amount of $171,428 which is included in ‘General and administrative expenses’ in the accompanying unaudited interim condensed consolidated statements of comprehensive income. As a result, in the six months ended June 30, 2025 and in the same period of 2024, the aggregate amount of $222,185 and the amount of $79,619, respectively, are included in ‘General and administrative expenses’ in the accompanying unaudited interim condensed consolidated statements of comprehensive income.

The Master Management Agreement also provides for advance funding equal to two months of vessel daily operating costs to be deposited with Castor Ships as a working capital guarantee, refundable in case a vessel is no longer under Castor Ship’s management. As of June 30, 2025, the working capital guarantee advances to Castor Ships amounted to $388,542, which are presented in ‘Due from related parties, non-current’ in the accompanying unaudited condensed consolidated balance sheets. As of June 30, 2025, working capital guarantee deposits relating to third-party managers and operating expense payments made on behalf of the Company in excess of amounts advanced amounted to $262,829 which are included in ‘Due from related parties, current’ in the accompanying unaudited condensed consolidated balance sheets.

(b)   Former Parent Company:

In connection with the Spin-Off as discussed in Note 1, on April 14, 2025, Robin issued 2,000,000 1.00% Series A Preferred Shares to Toro having a stated amount of $25 per share and a par value of $0.001 per share (Note 7). The amount of accrued dividend on Series A Preferred Shares due to Toro as of June 30, 2025 was $105,555 and is presented net in ‘Due to related parties, current’ in the accompanying unaudited condensed consolidated balance sheet.

As of June 30, 2025, the outstanding expenses, related to the Spin-Off and other expenses that were incurred by Toro, to be reimbursed by the Company amounted to $874,553 and are presented in ‘Due to related parties, current’, in the accompanying unaudited condensed consolidated balance sheet.